First Trust Intermediate Duration Investment Grade Corporate ETF Investment Objectives and Goals - First Trust Intermediate Duration Investment Grade Corporate ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Intermediate Duration Investment Grade Corporate ETF’s (the “Fund”) investment objective is to deliver current income and long-term capital appreciation.